Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Net income attributable to owners of the Company	R$ 155,467	R$ 548,379	R$ 670,251
Number of existing shares at the end of restructuring	865,660,042	865,660,042	865,660,042
Basic earnings per share	R$ 0.1796	R$ 0.6335	R$ 0.7743